Schedule of principal subsidiaries and consolidated VIEs' (Details)	12 Months Ended
Dec. 31, 2024
Finvolution Hk Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect economic interest	100.00%
Date of incorporation	Jun. 12, 2012
Place of incorporation	Hong Kong, China
Bluebottle Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect economic interest	100.00%
Date of incorporation	Dec. 12, 2017
Place of incorporation	Hong Kong, China
Beijing Prosper Investment Consulting Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect economic interest	100.00%
Date of incorporation	Aug. 21, 2012
Place of incorporation	Beijing, China
Shanghai Guangjian Information Technology Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect economic interest	100.00%
Date of incorporation	Jun. 05, 2017
Place of incorporation	Shanghai, China
Shanghai Shanghu Information Technology Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect economic interest	100.00%
Date of incorporation	Jun. 15, 2017
Place of incorporation	Shanghai, China
Shanghai Manyin Information Technology Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect economic interest	100.00%
Date of incorporation	Feb. 12, 2018
Place of incorporation	Shanghai, China
PT Pembiayaan Digital Indonesia [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect economic interest	80.00%
Date of incorporation	Jun. 05, 2018
Place of incorporation	Jakarta, Indonesia
Hainan Shanghu Information Technology Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect economic interest	100.00%
Date of incorporation	Aug. 01, 2018
Place of incorporation	Hainan, China
Beijing Paipairongxin Investment Consulting Company Limited [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect economic interest	100.00%	[1]
Date of incorporation	Jun. 15, 2012
Place of incorporation	Beijing, China
Shanghai Zihe Information Technology Group Co., Ltd. [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect economic interest	100.00%	[1]
Date of incorporation	Jul. 06, 2017
Place of incorporation	Shanghai, China
Shanghai Ledao Technology Co., Ltd. [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect economic interest	100.00%	[1]
Date of incorporation	Jan. 10, 2019
Place of incorporation	Shanghai, China
Shanghai PPDai Financial Information Services Co., Ltd. [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect economic interest	100.00%	[1]
Date of incorporation	Jan. 18, 2011
Place of incorporation	Shanghai, China
Hefei PPDai Information Technology Co., Ltd. [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect economic interest	100.00%	[1]
Date of incorporation	Dec. 19, 2016
Place of incorporation	Anhui, China
Shanghai Erxu Information Technology Co., Ltd. [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect economic interest	100.00%	[1]
Date of incorporation	Apr. 28, 2018
Place of incorporation	Shanghai, China
Fujian Zhiyun Financing Guarantee Co., Ltd. [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of direct or indirect economic interest	100.00%	[1]
Date of incorporation	Nov. 21, 2019
Place of incorporation	Fujian, China

[1]	Have power to direct activities via contractual relationships